UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09457

Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 147.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 147.5% (100.0% of Total Investments)
	Consumer Staples – 2.4% (1.6% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,133,000
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 24.9% (16.8% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	105,595
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	231,818
	Morris University, Series 2006A, 4.750%, 2/15/26
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	705,999
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	729,511
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
300	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	10/16 at 100.00	N/R	280,038
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	323,695
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	158,772
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	N/R	158,947
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB	203,628
	University, Series 2010, 5.625%, 4/01/40
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	A1	1,049,650
	Series 2005, 5.000%, 8/15/27 – NPFG Insured
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	75,083
	RAAI Insured
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	130,646
	Series 2013A, 6.500%, 9/01/38
500	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	No Opt. Call	AA	586,600
	Higher Education, Refunding Series 2012AN, 5.000%, 6/15/21
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	950,292
	Higher Education, Series 2008AH, 5.000%, 6/15/33
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A–	510,425
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	224,002
	2006, 4.750%, 5/01/31
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	555,471
	2007A, 5.000%, 5/01/37 – NPFG Insured
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB	401,292
	Series 2012-KK1, 5.375%, 5/01/42
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	763,490
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
70	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	71,690
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
120	4.000%, 11/01/39	11/22 at 100.00	A3	108,739
215	5.000%, 11/01/42	11/22 at 100.00	A3	220,265
155	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	159,250
	Series 2013A, 5.500%, 7/15/38
1,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	1,083,290
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/15 at 100.00	N/R	309,584
	Learning Partners, Series 2005A, 5.375%, 7/01/36
110	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	116,322
	School Project, Series 2010, 6.000%, 8/01/35
400	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	400,468
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	225,188
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
750	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	812,760
	County Area Community College, Series 2011, 5.500%, 3/01/31
150	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	154,271
	2010, 5.000%, 11/01/40
11,490	Total Education and Civic Organizations			11,806,781
	Health Care – 27.3% (18.5% of Total Investments)
540	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba3	439,236
	General Hospital, Series 2005A, 5.125%, 4/01/35
700	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	743,155
	Inc., Series 2012, 5.000%, 5/15/27
765	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	727,140
	Center Project, Series 2012A, 4.500%, 11/01/41
445	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	464,909
	5.375%, 12/01/41
275	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	277,219
	System Project, Series 2012A, 5.000%, 6/01/42
200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	208,244
	Center Project, Series 2010A, 7.000%, 7/01/27
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	81,278
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	855,650
	Hospital Project, Series 2010, 5.375%, 7/01/42
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	222,408
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
400	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	424,704
	General Hospital Project, Tender Option Bond 4234, 13.949%, 1/01/36 (IF)
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	5/14 at 100.00	B+	563,346
	Hospital Project, Series 2002, 5.900%, 11/15/28
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	662,344
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
360	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	306,306
	Health Network, Series 2012B, 4.000%, 7/01/43
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	1,065,077
	Series 2007, 5.000%, 11/01/37 – AGC Insured
350	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	318,038
	Series 2012, 4.000%, 11/01/32
700	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health	7/19 at 100.00	A–	722,267
	System Project, Series 2009A, 5.750%, 7/01/39
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical
	Center, Series 2012A:
75	4.000%, 1/01/25	1/22 at 100.00	A	75,099
170	5.000%, 1/01/41	1/22 at 100.00	A	168,256
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical	1/17 at 100.00	A	141,561
	Center, Series 2007, 5.125%, 1/01/37
330	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	340,184
	Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
165	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	176,364
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
150	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	163,923
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	319,443
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
1,495	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,522,730
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
230	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	AA	253,913
	Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.939%, 7/01/19 (IF)
400	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	342,080
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	7/14 at 100.00	N/R	24,752
	Warne Clinic, Series 1998, 5.625%, 7/01/24
240	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series	12/15 at 100.00	BBB–	242,165
	2005, 5.000%, 12/01/25 – RAAI Insured
625	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	681,125
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
420	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	438,971
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
12,930	Total Health Care			12,971,887
	Housing/Multifamily – 2.7% (1.8% of Total Investments)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	149,580
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student	7/22 at 100.00	BBB+	355,390
	Housing at Indiana University, Project Series 2012A, 5.000%, 7/01/32
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	45,966
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
635	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB	624,643
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	94,357
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
1,285	Total Housing/Multifamily			1,269,936
	Housing/Single Family – 4.0% (2.7% of Total Investments)
240	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B,	No Opt. Call	AA+	253,951
	3.950%, 4/01/16
225	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	227,111
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
40	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	41,255
	5.000%, 10/01/25
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
375	3.300%, 10/01/32	No Opt. Call	AA+	321,761
165	3.650%, 10/01/37	No Opt. Call	AA+	144,238
220	3.700%, 10/01/42	No Opt. Call	AA+	189,167
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	4/21 at 100.00	AA+	728,840
	Trust 3950, 12.772%, 4/01/27 (IF)
1,930	Total Housing/Single Family			1,906,323
	Industrials – 1.6% (1.1% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB–	354,953
	Steel Corporation, Series 2005, 5.500%, 11/01/16
290	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	11/22 at 100.00	A1	307,731
	Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)
100	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A–	101,012
	Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)
740	Total Industrials			763,696
	Long-Term Care – 15.3% (10.4% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	220,191
360	5.750%, 1/01/37	1/17 at 100.00	N/R	340,297
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,062,810
	Ministries Project, Series 2009, 6.375%, 1/01/39
220	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	220,051
	Ministries, Series 2007, 5.000%, 1/01/36
230	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	239,458
	5.000%, 6/01/21
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A	201,466
	Project, Series 2006, 5.000%, 11/01/36
50	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	45,783
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	187,004
	Series 2008A, 6.375%, 7/01/30
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
90	5.375%, 5/01/28	5/23 at 100.00	BBB	91,800
130	5.750%, 5/01/35	5/23 at 100.00	BBB	133,743
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	785,581
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
190	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	194,568
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia
	Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	7/14 at 100.00	Baa1	670,650
2,875	5.250%, 7/01/31 – AMBAC Insured	7/14 at 100.00	Baa1	2,875,403
7,205	Total Long-Term Care			7,268,805
	Materials – 2.0% (1.4% of Total Investments)
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	218,324
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/14 at 100.00	N/R	740,603
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
960	Total Materials			958,927
	Tax Obligation/General – 23.7% (16.1% of Total Investments)
500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	539,275
1,965	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	1,939,553
	Series 2012, 4.000%, 10/15/32
500	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	AA–	506,445
	5.125%, 12/01/46
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA–	1,028,660
	AGM Insured
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	392,621
	6/01/34 – FGIC Insured
840	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	869,492
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA–	3,092,430
	Bonds, Series 2002A, 5.500%, 9/01/14 – AGM Insured
500	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A+	554,980
505	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	493,138
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	1,003,729
	0.000%, 1/15/32 – FGIC Insured
115	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	110,882
115	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	105,210
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	630,264
	NPFG Insured
12,235	Total Tax Obligation/General			11,266,679
	Tax Obligation/Limited – 14.2% (9.6% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	1,022,698
	Project, Series 2004, 5.600%, 7/01/23
225	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	214,918
	Bonds, Series 2012A, 5.000%, 5/01/35
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA	452,178
	2005, 5.000%, 1/15/36 – FGIC Insured
1,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	1,112,190
	Bonds, Series 2012A, 5.000%, 7/01/16
680	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA	715,979
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	451,142
	5.000%, 12/01/32 – NPFG Insured
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA–	1,171,200
	7/15/18 – AGM Insured
610	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA–	668,735
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
275	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A	224,560
	7/01/33 – NPFG Insured
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	87,841
	0.000%, 7/01/32 – FGIC Insured
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	234,067
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
320	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender	8/23 at 100.00	A+	365,539
	Option Bond Trust 1171, 17.242%, 8/15/37 (IF) (4)
6,855	Total Tax Obligation/Limited			6,721,047
	Transportation – 10.5% (7.1% of Total Investments)
680	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	706,588
	5.000%, 1/01/40
505	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	544,117
	District Project, Series 2012, 5.000%, 1/01/23
165	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA–	166,964
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
880	0.000%, 12/01/34	12/20 at 100.00	AA	833,378
250	5.000%, 12/01/38	12/19 at 100.00	AA	258,735
680	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/21 at 100.00	AA	723,187
	Bonds, Series 2012A, 5.000%, 12/01/31
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	A+	449,585
	AMBAC Insured
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	153,608
	2010B-1, 5.000%, 12/01/37
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	1,009,720
	6/01/33 – AGM Insured
160	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	3/14 at 100.00	A	147,218
	5.000%, 9/15/33 – FGIC Insured
4,890	Total Transportation			4,993,100
	U.S. Guaranteed – 4.8% (3.3% of Total Investments) (5)
265	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R (5)	281,838
	2005, 6.000%, 11/15/16 (ETM)
800	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	A1 (5)	823,032
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A (5)	260,075
	Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (5)	336,564
255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	Baa1 (5)	287,765
	Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)
110	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (5)	132,293
	NPFG Insured (ETM)
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	Aa2 (5)	176,894
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
2,150	Total U.S. Guaranteed			2,298,461
	Utilities – 5.0% (3.4% of Total Investments)
1,125	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	1,126,069
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	142,722
	5.000%, 9/01/26 – AGM Insured
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	1,111,718
	AMBAC Insured
2,370	Total Utilities			2,380,509
	Water and Sewer – 9.1% (6.2% of Total Investments)
500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA–	515,694
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
375	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA	455,032
	4015, 13.498%, 12/01/19 – AGM Insured (IF) (4)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	606,576
	2004, 5.000%, 7/15/22 – AGM Insured
900	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	913,869
	Concession, Series 2013A, 5.125%, 12/01/47
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A1	433,840
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	100,931
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	515,000
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	771,825
4,125	Total Water and Sewer			4,312,767
$ 70,165	Total Long-Term Investments (cost $68,636,972)			70,051,918
	Floating Rate Obligations – (0.3)%			(130,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.8)% (6)			(23,190,000)
	Other Assets Less Liabilities – 1.6%			767,949
	Net Assets Applicable to Common Shares – 100%			$ 47,499,867

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$70,051,918	$ —	$70,051,918

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $68,464,545.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 2,658,906
Depreciation	(1,201,522)
Net unrealized appreciation (depreciation) of investments	$ 1,457,384

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014